FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2020
FINANCIAL STATEMENT SCHEDULE I
FINANCIAL STATEMENT SCHEDULE I

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEET

DECEMBER 31, 2019 AND 2020

(U.S. dollars in thousands, except share and per share data)

	December 31,
	2019	2020
ASSETS
Current assets:
Cash and cash equivalents	$1,346	$860
Prepaid expenses and other current assets	277	2,374
Total current assets	1,623	3,234
Investments in subsidiaries	565,242	764,046
TOTAL ASSETS	$566,865	$767,280

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$222	$157
Total current liabilities	222	157
Equity:
Ordinary shares($0.0001 par value 500,000,000 shares authorized as of December 31, 2019 and 2020; 351,823,578 shares issued and 347,419,152 shares outstanding as of December 31, 2019; 390,423,578 shares issued and 365,235,402 shares outstanding as of December 31, 2020)	35	37
Additional paid-in capital	387,371	412,450
Retained earnings	200,923	330,118
Accumulated other comprehensive (loss) income	(19,937)	26,267
Treasury shares, at cost (4,643,150 shares as of December 31, 2019 and 2020)	(1,749)	(1,749)
Total shareholders’ equity	566,643	767,123
TOTAL LIABILITIES AND EQUITY	$566,865	$767,280

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2018, 2019 AND 2020

(U.S. dollars in thousands)

	Year ended December 31,
	2018	2019	2020
Operating expenses:
General and administrative	$(14,514)	$(11,976)	$(12,727)
Total operating expenses	(14,514)	(11,976)	(12,727)
Loss from operations	(14,514)	(11,976)	(12,727)
Interest income	290	21	7
Income tax expense	—	—	(2,391)
Net loss before share of results of subsidiaries	(14,224)	(11,955)	(15,111)
Equity in earnings of subsidiaries	52,349	41,479	144,307
Net income attributable to Daqo New Energy Corp. ordinary shareholders	$38,125	$29,524	$129,196

Other comprehensive (loss) income:
Foreign currency translation adjustments, net of tax of nil	(26,216)	(6,704)	46,204
Total other comprehensive income (loss):	(26,216)	(6,704)	46,204
Comprehensive income	$11,909	$22,820	$175,400

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2018, 2019 AND 2020

(U.S. dollars in thousands)

	Year ended December 31,
	2018	2019	2020
OPERATING ACTIVITIES
Net cash used in operating activities	(579)	(933)	(1,066)

INVESTING ACTIVITIES
Capital contributed to subsidiaries	(109,779)	—	—
Net cash used in(provided by) investing activities	(109,779)	—	—

FINANCING ACTIVITIES
Proceeds from follow-on equity offering	113,541	—	—
Insurance cost for follow-on equity offering	(6,919)	—	—
Proceeds from options exercised	687	791	580
Net cash provided by financing activities	107,309	791	580
NET DECREASE IN CASH AND CASH EQUIVALENTS	(3,049)	(142)	(486)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	4,537	1,488	1,346
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$1,488	$1,346	$860